Combined Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
EQUITY
Common unitholders - public (units)	14,950,000	0
Common unitholders - Tesoro (units)	304,890	0
Subordinated unitholders - Tesoro (units)	15,254,890	0
General partner - Tesoro (units)	622,649	0